Annual Total Returns[BarChart] - Nationwide Investor Destinations Moderately Aggressive Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.18%)	14.04%	21.75%	4.29%	(2.24%)	9.33%	17.67%	(8.56%)	23.92%	12.89%